Direct Vessel Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING EXPENSES [Abstract]
Payroll and related costs	$ 30,138	$ 41,231	$ 41,443
Insurances	3,831	3,534	4,149
Repairs and maintenance	6,638	7,952	12,351
Lubricants	631	736	1,046
Victualing	1,242	1,739	1,973
Travel expenses	2,013	3,343	3,608
Other expenses	4,469	4,019	4,560
Total	$ 48,962	$ 62,554	$ 69,130